ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Deficit	$ 29,135,749	$ 15,434,595
Revenues	4,818,603	735,717
Upfront license fees	1,000	5,000
Product sales	$ 4,817,603	$ 730,717
Concentration Risk, Percentage	62.00%	43.00%
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 1,785,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns	$ 61,000	$ 5,000